Merger Accounting - Summary of purchase price paid in the Merger (FY) (Details) - PTI [Member] - USD ($) $ / shares in Units, $ in Thousands		Dec. 31, 2021	Dec. 22, 2020
Business Acquisition [Line Items]
Number of shares owned by Proteostasis stockholders	[1]		2,708,537
Multiplied by fair value per share of Proteostasis common stock	[2]		$ 22.20
Fair value of shares of combined organization to be owned by Proteostasis stockholders			$ 60,130
Fair value of Proteostasis stock options assumed in Merger	[3]		471
Transaction costs			2,689
Total purchase price		$ 63,290	$ 63,290

[1]	The number of shares represents 2,609,489 shares of PTI common stock outstanding as of December 22, 2020, plus 25,719 shares issued for the settlement of severance obligations and 21,739 shares issued as compensation for investment banking fees related to the Merger. Additionally, 51,590 shares of restricted stock units were issued as compensation for two consultants hired by PTI. The number of shares reflects the impact of the Reverse Stock Split.
[2]	Based on the last reported sale price of PTI common stock on the Nasdaq Global Market on December 22, 2020, the closing date of the Merger, and after giving effect to the Reverse Stock Split.
[3]	Represents the fair value of the PTI options to purchase 194,550 shares of common stock outstanding at the time of the Merger.